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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:   811-21553

ING Global Equity Dividend and Premium Opportunity Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2008

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Global Equity Dividend and Premium Opportunity Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend and Premium Opportunity Fund	as of November 30, 2008 (Unaudited)

Shares		Value
COMMON STOCK: 90.7%
	Australia: 6.2%
1,783,707	Australia & New Zealand Banking Group Ltd.	$17,472,191
285,078	Crown Ltd.	875,732
1,748,381	Foster’s Group Ltd.	6,319,183
4,113,094	Insurance Australia Group	9,956,303
1,178,615	Lion Nathan Ltd.	6,744,282
7,911,410	Macquarie Airports Management Ltd.	10,605,941
2,453,538	Suncorp-Metway Ltd.	12,762,798
553,495	Wesfarmers Ltd.	6,812,152
		71,548,582
	Canada: 1.6%
304,287	Enerplus Resources Fund	7,056,416
413,499	TransCanada Corp.	10,902,817
		17,959,233
	Finland: 1.9%
733,591	Nokia OYJ	10,393,974
770,052	UPM-Kymmene OYJ	11,109,946
		21,503,920
	France: 10.1%
284,935	Accor SA	10,998,210
301,214	BNP Paribas	16,691,892
285,435	Bouygues SA	11,735,763
418,804	France Telecom SA	10,773,842
293,727	Sanofi-Aventis	16,237,932
406,564	Total SA	21,360,005
273,132	Vinci SA	11,021,861
600,754	Vivendi	17,062,410
		115,881,915
	Germany: 3.0%
102,632	Deutsche Boerse AG	7,192,546
465,599	E.ON AG	16,314,806
79,838	Muenchener Rueckversicherungs AG	10,838,265
		34,345,617
	Hong Kong: 1.6%
897,207	Hang Seng Bank Ltd.	11,515,509
1,201,500	HongKong Electric Holdings	6,775,135
		18,290,644
	Hungary: 0.5%
409,129	Magyar Telekom Telecommunications PLC ADR	6,014,196
		6,014,196
	Ireland: 0.3%
1,146,670	Allied Irish Banks PLC	3,949,647
		3,949,647
	Italy: 7.1%
483,335	Banche Popolari Unite Scpa	6,969,437
3,415,181	Enel S.p.A.	21,360,617
956,347	ENI S.p.A.	21,706,789
890,264	Italcementi S.p.A. RNC	5,226,936
2,041,971	Mediaset S.p.A.	11,056,024
17,967,770	Telecom Italia S.p.A. RNC	15,395,751
		81,715,554
	Japan: 1.4%
31,700	Nintendo Co., Ltd.	9,855,143
205,300	Toyota Motor Corp.	6,580,775
		16,435,918
	Netherlands: 3.6%
417,554	Randstad Holdings NV	7,813,882
829,718	Royal Dutch Shell PLC	22,115,115
463,596	Unilever NV	10,822,653
		40,751,650
	New Zealand: 0.9%
7,787,351	Telecom Corp. of New Zealand Ltd.	10,638,135
		10,638,135
	Singapore: 0.6%
1,003,000	DBS Group Holdings Ltd.	6,281,763
		6,281,763
	South Korea: 0.6%
154,883	S-Oil Corp.	6,962,444
		6,962,444
	Spain: 3.9%
1,019,017	Banco Bilbao Vizcaya Argentaria SA	10,576,164
2,172,042	Banco Santander Central Hispano SA	17,847,480
826,402	Telefonica SA	16,748,277
		45,171,921
	Sweden: 0.9%
2,414,594	TeliaSonera AB	10,831,892
		10,831,892
	Switzerland: 1.0%
232,902	Novartis AG ADR	10,927,762
		10,927,762
	Taiwan: 1.0%
1,609,756	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	11,509,755
		11,509,755

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend and Premium Opportunity Fund	as of November 30, 2008 (Unaudited) (continued)

Shares		Value
	Thailand: 0.4%
1,754,100	Siam Cement PCL	$4,472,311
		4,472,311
	United Kingdom: 12.0%
438,647	AstraZeneca PLC	16,539,568
2,624,766	Aviva PLC	16,295,065
5,420,208	BBA Aviation PLC	6,581,999
2,052,717	BP PLC	16,637,148
2,116,867	Brit Insurance Holdings PLC	6,637,043
426,033	British American Tobacco PLC	11,152,685
953,217	GlaxoSmithKline PLC	16,486,818
642,388	HSBC Holdings PLC	7,008,091
2,074,104	Marks & Spencer Group PLC	7,242,235
1,331,901	Tate & Lyle PLC	8,038,156
1,475,864	United Utilities Group PLC	13,781,431
5,428,742	Vodafone Group PLC	10,648,206
		137,048,445
	United States: 32.1%
444,162	Altria Group, Inc.	7,142,125
310,603	Ameren Corp.	11,051,255
628,376	AT&T, Inc.	17,946,419
666,307	Bank of America Corp.	10,827,489
792,907	Bristol-Myers Squibb Co.	16,413,175
138,980	Chevron Corp.	10,885,136
273,157	Consolidated Edison, Inc.	11,032,811
741,447	Dow Chemical Co.	13,753,842
715,584	Duke Energy Corp.	11,134,487
567,591	EI Du Pont de Nemours & Co.	14,223,830
205,023	Emerson Electric Co.	7,358,275
127,487	Exelon Corp.	7,166,044
784,431	Foot Locker, Inc.	5,279,221
994,063	General Electric Co.	17,068,062
325,474	Home Depot, Inc.	7,521,704
855,390	Intel Corp.	11,804,382
402,483	Kraft Foods, Inc.	10,951,562
750,254	Leggett & Platt, Inc.	10,953,708
183,439	Lorillard, Inc.	11,085,219
1,005,106	Macy’s, Inc.	7,457,887
1,183,981	Masco Corp.	11,342,538
571,509	MeadWestvaco Corp.	6,663,795
669,771	Merck & Co., Inc.	17,896,281
870,038	Newell Rubbermaid, Inc.	11,623,708
306,700	NYSE Euronext	7,302,527
432,920	OGE Energy Corp.	11,468,051
1,079,613	Pfizer, Inc.	17,738,042
261,137	Philip Morris International, Inc.	11,009,536
1,180,087	Sara Lee Corp.	10,833,199
1,251,441	Seagate Technology, Inc.	5,268,567
301,214	Southern Co.	10,940,092
430,496	Spectra Energy Corp.	6,999,865
178,196	Sunoco, Inc.	7,081,509
388,162	US Bancorp.	10,472,611
		367,696,954
	Total Common Stock (Cost $1,399,662,838)	1,039,938,258
REAL ESTATE INVESTMENT TRUSTS: 1.8%
	Australia: 0.6%
730,902	Westfield Group	7,242,903
		7,242,903
	Netherlands: 0.6%
145,008	Corio NV	6,624,091
		6,624,091
	United States: 0.6%
215,332	Rayonier, Inc.	7,192,089
		7,192,089
	Total Real Estate Investment Trusts (Cost $28,968,693)	21,059,083
RIGHTS: 0.1%
	Spain: 0.1%

1,444,389	Banco Santander SA	885,436

	Total Rights (Cost $-)	885,436

# of Contracts	Counterparty		Value
PURCHASED PUT OPTIONS: 3.6%
		Australia: 0.5%
7,000	Deutsche Bank, AG	S&P/ASX 200 Index, Strike Price 4,457.7000 AUD, Expires 12/19/08	$3,277,925
7,000	ABN AMRO	S&P/ASX 200 Index, Strike Price 3,655.0000 AUD, Expires 01/16/09	899,866
5,200	BNP Paribas	S&P/ASX 200 Index, Strike Price 2,936.6200 AUD, Expires 02/20/09	254,592
18,000,000	Goldman Sachs	Australian Dollar Currency Option (AUD/USD), Strike Price 0.6125, Expires 12/18/08	372,644
17,000,000	Citigroup	Australian Dollar Currency Option (AUD/USD), Strike Price 0.6144, Expires 01/20/09	630,398
14,000,000	JPMorgan Chase	Australian Dollar Currency Option (AUD/USD), Strike Price 0.5400, Expires 02/20/09	241,646
			5,677,071
		European Union: 1.8%
23,000	ABN AMRO	Dow Jones Euro Stoxx 50 Index, Strike Price 2,882.7000 EUR, Expires 12/19/08	13,256,490
23,000	SG Cowen	Dow Jones Euro Stoxx 50 Index, Strike Price 2,140.0000 EUR, Expires 12/19/08	881,274

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend and Premium Opportunity Fund	as of November 30, 2008 (Unaudited) (continued)

# of Contracts	Counterparty			Value
		European Union (continued)
22,000	ABN AMRO	Dow Jones Euro Stoxx 50 Index, Strike Price 2,024.2500 EUR, Expires 01/16/09		$1,455,310
23,300	BNP Paribas	Dow Jones Euro Stoxx 50 Index, Strike Price 1,801.5500 EUR, Expires 02/20/09		1,454,994
70,000,000	UBS AG	European Union Currency Option (EUR/USD), Strike Price 1.2750, Expires 12/18/08		1,637,910
65,000,000	Deutsche Bank	European Union Currency Option (EUR/USD), Strike Price 1.2400, Expires 01/20/09		1,458,236
70,000,000	Citigroup	European Union Currency Option (EUR/USD), Strike Price 1.1435, Expires 02/20/09		744,874
				20,889,088
		United Kingdom : 0.8%
5,000	Barclays Bank PLC	FTSE 100 Index, Strike Price 4,755.6000 GBP, Expires 12/19/08		3,825,806
5,000	SG Cowen	FTSE 100 Index, Strike Price 3,450.0000 GBP, Expires 12/19/08		161,713
4,500	ABN AMRO	FTSE 100 Index, Strike Price 3,313.0300 GBP, Expires 01/16/09		376,034
3,300	BNP Paribas	FTSE 100 Index, Strike Price 3,147.8900 GBP, Expires 02/20/09		408,914
40,000,000	UBS AG	United Kingdom Currency Option (GBP/USD), Strike Price 1.6150, Expires 12/18/08		2,132,566
35,000,000	Deutsche Bank, AG	United Kingdom Currency Option (GBP/USD), Strike Price 1.5900, Expires 01/20/09		1,781,122
20,000,000	Deutsche Bank, AG	United Kingdom Currency Option (GBP/USD), Strike Price 1.3315, Expires 02/20/09		539,993
				9,226,148
		United States : 0.5%
63,000	ABN AMRO	S&P 500 Index, Strike Price 785.0000 USD, Expires 12/19/08		818,055
75,000	Citigroup	S&P 500 Index, Strike Price 804.1000 USD, Expires 01/16/09		2,552,311
140,300	Barclays Bank PLC	S&P 500 Index, Strike Price 613.2100 USD, Expires 02/20/09		1,937,127
				5,307,493
		Total Purchased Put Options (Cost $36,202,042)		41,099,800
		Total Investments in Securities (Cost $1,464,833,573)*	96.2%	$1,102,982,577
		Other Assets and Liabilities - Net	3.8	43,328,342
		Net Assets	100.0%	$1,146,310,919

	ADR	American Depositary Receipt

	*	Cost for federal income tax purposes is 1,565,226,482.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$38,563,220
		Gross Unrealized Depreciation		(500,807,125)
		Net Unrealized Depreciation		$(462,243,905)

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend and Premium Opportunity Fund	as of November 30, 2008 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Aerospace/Defense	0.6%
Agriculture	3.5
Auto Manufacturers	0.6
Banks	11.7
Beverages	1.1
Building Materials	1.8
Chemicals	2.4
Commercial Services	0.7
Computers	0.5
Diversified	0.6
Diversified Financial Services	1.3
Electric	9.4
Electrical Components & Equipment	0.6
Engineering & Construction	2.9
Food	3.5
Forest Products & Paper	2.2
Housewares	1.0
Insurance	3.8
Lodging	1.0
Media	2.5
Miscellaneous Manufacturing	2.4
Oil & Gas	9.9
Pharmaceuticals	9.8
Pipelines	1.6
Purchased Option	3.6
Retail	3.0
Semiconductors	2.0
Shopping Centers	0.6
Telecommunications	9.5
Toys/Games/Hobbies	0.9
Water	1.2
Other Assets and Liabilities - Net	3.8
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend and Premium Opportunity Fund	as of November 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective March 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•        Level 1 - quoted prices in active markets for identical investments

•        Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•        Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of November 30, 2008 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$456,531,042	$—
Level 2- Other Significant Observable Inputs	646,451,535	(28,430,296)
Level 3- Significant Unobservable Inputs	—	(177,491)
Total	$1,102,982,577	$(28,607,787)

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended November 30, 2008, was as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 02/29/08	$—	$(5,820,070)
Net purchases/sales	—	10,583,428
Total realized and unrealized gain (loss)	—	(4,940,849)
Amortization of premium/discount	—	—
Transfers in and/or out of Level 3	—	—
Balance at 11/30/08	$—	$(177,491)

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend and Premium Opportunity Fund	as of November 30, 2008 (Unaudited) (continued)

Written Call Options

# of			Expiration			Premiums
Contracts	Counterparty	Description	Date	Strike		Received	Value

8,500	Goldman Sachs	S&P/ASX 200 Index	01/14/09	3,446.71000	AUD	$1,220,941	$(2,314,163)
110,000	Merrill Lynch	TransCanada Corp.	01/14/09	31.96000	CAD	181,377	(158,254)
92,000	Goldman Sachs	Accor S.A.	01/14/09	25.25440	EUR	310,691	(696,071)
303,000	BNP Paribas	Banco Bilbao Vizcaya Argentaria, S.A.	01/14/09	7.15400	EUR	351,504	(576,101)
82,000	Barclays Bank PLC	BNP Paribas	01/14/09	35.80000	EUR	554,802	(1,018,741)
89,000	BNP Paribas	Bouygues S.A.	01/14/09	25.10100	EUR	326,038	(895,076)
21,000	BNP Paribas	Corio N.V.	01/14/09	34.66000	EUR	82,623	(96,151)
28,000	Barclays Bank PLC	Deutsche Boerse A.G.	01/14/09	49.57000	EUR	229,401	(349,069)
30,100	Morgan Stanley	Dow Jones Euro Stoxx 50	01/14/09	2,376.15000	EUR	6,452,262	(7,584,565)
136,000	ABN AMRO	E.ON AG	01/14/09	25.40300	EUR	464,999	(651,155)
131,000	ABN AMRO	France Telecom S.A.	01/14/09	18.68100	EUR	260,310	(395,678)
24,000	Barclays Bank PLC	Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe)	01/14/09	95.88000	EUR	327,217	(490,480)
183,000	BNP Paribas	Nokia Oyj	01/14/09	10.22000	EUR	276,919	(373,511)
115,000	BNP Paribas	Randstad Holding N.V.	01/14/09	13.08200	EUR	212,995	(346,056)
264,000	Deutsche Bank, AG	Royal Dutch Shell PLC	01/14/09	18.46600	EUR	608,109	(1,084,055)
79,000	BNP Paribas	Sanofi-Aventis	01/14/09	43.16500	EUR	334,341	(353,882)
257,000	Deutsche Bank, AG	Telefonica S.A.	01/14/09	14.42080	EUR	342,092	(626,735)
125,000	Morgan Stanley	Total S.A.	01/14/09	37.89000	EUR	559,769	(830,567)
136,000	BNP Paribas	Unilever N.V.	01/14/09	17.92500	EUR	239,625	(258,939)
223,000	Deutsche Bank, AG	UPM-Kymmene Oyj	01/14/09	9.62540	EUR	250,352	(570,105)
91,000	Deutsche Bank, AG	Vinci S.A.	01/14/09	24.86720	EUR	365,989	(830,138)
189,000	Goldman Sachs	Vivendi	01/14/09	20.13000	EUR	414,792	(715,120)
113,000	Deutsche Bank, AG	AstraZeneca PLC	01/14/09	24.72260	GBP	298,808	(231,661)
126,000	Barclays Bank PLC	British American Tobacco PLC	01/14/09	16.60000	GBP	285,523	(239,905)
681,000	Morgan Stanley	BP PLC	01/14/09	4.83250	GBP	504,448	(683,363)
5,600	Morgan Stanley	FTSE 100 Index	01/14/09	4,122.93000	GBP	2,558,385	(3,355,790)
266,000	Goldman Sachs	GlaxoSmithKline PLC	01/14/09	11.45130	GBP	297,932	(227,458)
608,000	Barclays Bank PLC	Marks & Spencer Group PLC	01/14/09	2.03000	GBP	227,833	(326,727)
469,000	Deutsche Bank, AG	United Utilities Group PLC	01/14/09	6.42140	GBP	273,237	(177,491)
1,723,000	Goldman Sachs	Vodafone Group PLC	01/14/09	1.18180	GBP	266,141	(446,544)
125,000	Goldman Sachs	Altria Group, Inc.	01/14/09	15.84000	USD	168,300	(135,663)
95,000	BNP Paribas	Ameren Corp.	01/14/09	30.05800	USD	233,263	(559,315)
178,000	BNP Paribas	AT&T Inc.	01/14/09	25.68800	USD	497,492	(716,898)
187,000	Goldman Sachs	Bank of America Corp.	01/14/09	11.83200	USD	545,385	(860,941)
240,000	Merrill Lynch	Bristol-Myers Squibb Co.	01/14/09	20.19000	USD	438,960	(318,332)
80,000	Merrill Lynch	Consolidated Edison, Inc.	01/14/09	38.60000	USD	216,160	(259,058)
187,000	Merrill Lynch	Dow Chemical Co.	01/14/09	18.61000	USD	401,863	(275,634)
142,000	Morgan Stanley	Du Pont (E.I.) De Nemours and Co.	01/14/09	23.68000	USD	386,652	(452,666)
198,000	Citigroup	Duke Energy Corp.	01/14/09	14.99600	USD	237,600	(261,139)
89,000	Merrill Lynch	Enerplus Resources Fund	01/14/09	19.19000	USD	178,712	(392,289)
37,000	BNP Paribas	Exelon Corp.	01/14/09	47.18400	USD	192,911	(409,481)
175,000	Morgan Stanley	Foot Locker, Inc.	01/14/09	7.92620	USD	235,777	(88,705)
284,000	Barclays Bank PLC	General Electric Co.	01/14/09	13.50000	USD	608,896	(1,176,765)
93,000	ABN AMRO	Home Depot, Inc.	01/14/09	19.77000	USD	245,427	(394,263)
114,000	Morgan Stanley	Kraft Foods Inc.	01/14/09	25.92830	USD	238,237	(268,434)
207,000	Morgan Stanley	Leggett & Platt, Inc.	01/14/09	12.70660	USD	295,058	(425,968)
52,000	Merrill Lynch	Lorillard, Inc.	01/14/09	58.46000	USD	317,720	(332,300)
248,000	Morgan Stanley	Macy’s, Inc.	01/14/09	5.53440	USD	325,773	(615,823)
392,000	Morgan Stanley	Masco Corp.	01/14/09	7.96000	USD	388,080	(717,316)
81,000	Barclays Bank PLC	MeadWestvaco Corp.	01/14/09	10.27000	USD	98,334	(158,826)
179,000	Morgan Stanley	Merck & Co. Inc.	01/14/09	25.18000	USD	520,210	(566,370)
247,000	Deutsche Bank, AG	Newell Rubbermaid Inc.	01/14/09	10.72800	USD	325,003	(771,551)
77,000	Deutsche Bank, AG	NYSE Euronext	01/14/09	18.65210	USD	264,133	(508,259)
306,000	Morgan Stanley	Pfizer Inc.	01/14/09	15.37000	USD	444,465	(586,534)
80,000	Merrill Lynch	Philip Morris International Inc.	01/14/09	37.78000	USD	304,960	(470,752)
62,000	Deutsche Bank, AG	Rayonier Inc.	01/14/09	28.88690	USD	195,133	(361,628)
122,500	ABN AMRO	S&P 500® Index	01/14/09	856.66000	USD	8,612,387	(10,566,188)
315,000	Morgan Stanley	Sara Lee Corp.	01/14/09	8.58100	USD	284,445	(392,019)
318,000	Barclays Bank PLC	Seagate Technology	01/14/09	3.95000	USD	188,892	(287,644)
91,000	BNP Paribas	Southern Co.	01/14/09	34.83000	USD	203,167	(257,649)
118,000	Goldman Sachs	Spectra Energy Corp.	01/14/09	14.00000	USD	194,110	(353,592)
58,000	Deutsche Bank, AG	Sunoco, Inc.	01/14/09	30.32500	USD	288,805	(631,822)
426,000	Merrill Lynch	Taiwan Semiconductor Manufacturing Co. Ltd.	01/14/09	6.13000	USD	245,802	(547,805)
117,000	Barclays Bank PLC	US Bancorp	01/14/09	23.18000	USD	364,572	(600,112)

						$37,766,139	$(52,625,292)

		Total Premiums Received:	$37,766,139
		Total Liabilities for Call Options Written:	$52,625,292

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Global Equity Dividend and Premium Opportunity Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 29, 2009

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 29, 2009